Share-based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average stock price at the date of exercise	¥ 4,245	¥ 4,400
Stock options recognized as expenses	¥ 135,000,000	¥ 581,000,000
Issuances of new stock options	0
Restricted shares recognized as expenses	¥ 803,000,000